Provisions for Sundry Creditors - Summary of provisions for plugging of wells (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	$ 80,849,900	$ 84,050,900	$ 68,797,600
2019 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	3,102,131
2020 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	4,252,905
2021 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	6,247,100
2022 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	4,031,808
2023 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	5,687,936
More than 5 years [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	$ 57,528,020